Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities			$ (268,296)	$ (947,421)	$ (1,488,254)	$ (828,459)
Net loss	$ (216,688)	$ 591,673	(381,623)	(34,603,871)	(45,464,569)	(44,265,276)
Cash	32,440	$ 17,277	32,440	$ 17,277	303,334	95,068	$ 124,535
Digital currencies	96,710		96,710		217,119	$ 199
Working capital	$ 100,000		$ 100,000		$ 500,000